Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Oct. 16, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Aug. 31, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000015937
Account Value [Line Items]
Line Graph and Table Measure Name	Champlain Small Company Fund, Advisor Shares
Account Value	$ 26,426	$ 23,238		$ 20,384	$ 25,745	$ 22,901	$ 17,951	$ 17,718	$ 17,489	$ 14,582		$ 12,059	$ 11,304	$ 10,000
C000173316
Account Value [Line Items]
Line Graph and Table Measure Name	Champlain Small Company Fund, Institutional Shares
Account Value	$ 2,162,513	1,896,849		1,659,882	2,091,170	1,855,192	1,452,618	1,430,398	1,408,712	1,171,674	$ 1,000,000
C000065363
Account Value [Line Items]
Line Graph and Table Measure Name	Champlain Mid Cap Fund, Advisor Shares
Account Value	$ 28,460	26,860		23,285	31,685	25,428	21,163	19,004	16,649	13,993		11,974	11,065	10,000
C000096284
Account Value [Line Items]
Line Graph and Table Measure Name	Champlain Mid Cap Fund, Institutional Shares
Account Value	$ 2,919,907	2,749,574		2,377,346	3,225,533	2,582,570	2,147,612	1,922,655	1,680,190	1,409,508		1,202,917	1,109,141	1,000,000
C000245657
Account Value [Line Items]
Line Graph and Table Measure Name	Champlain Strategic Focus Fund, Institutional Shares
Account Value	$ 1,184,887	1,135,000	$ 1,000,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 35,006	28,275		22,448	27,785	22,111	18,657	16,819	15,711	13,498		11,623	11,128	10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 3,004,147	2,426,460		1,926,422	2,384,390	1,897,477	1,601,091	1,443,339	1,348,286	1,158,395	1,000,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 35,006	28,275		22,448	27,785	22,111	18,657	16,819	15,711	13,498		11,623	11,128	10,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 3,500,642	2,827,482		2,244,802	2,778,459	2,211,073	1,865,704	1,681,880	1,571,117	1,349,843		1,162,305	1,112,841	1,000,000
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 1,364,917	1,102,449	1,000,000
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Account Value	$ 22,964	20,588		17,608	22,130	19,274	14,369	15,060	15,756	13,270		11,203	11,203	10,000
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Account Value	$ 2,014,187	1,805,833		1,544,385	1,941,071	1,690,549	1,260,302	1,320,932	1,381,997	1,163,955	$ 1,000,000
Russell Midcap Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index (USD)
Account Value	$ 26,913	23,333		19,904	24,072	19,637	16,134	15,811	14,817	13,060		11,554	11,069	10,000
Russell Midcap Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index (USD)
Account Value	$ 2,691,290	2,333,278		$ 1,990,390	$ 2,407,200	$ 1,963,713	$ 1,613,388	$ 1,581,078	$ 1,481,709	$ 1,306,002		$ 1,155,364	$ 1,106,939	$ 1,000,000
Russell Midcap Growth Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index (TR) (USD)
Account Value	$ 1,387,981	$ 1,136,729	$ 1,000,000